Leases - Summary of Changes in Lease Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure - Changes in lease liabilities [Abstract]
Beginning balance		₩ 3,807,880	₩ 4,163,143
Increase		119,161	253,495
Decrease		(695,466)	(661,665)
Interest expenses		82,638	87,426
Others	[1]	385,243	(34,519)
Ending balance		₩ 3,699,456	₩ 3,807,880

[1]	Including translation effect of foreign currency lease liabilities and others.